LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–2.69%
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/52	9,629,391	$ 8,376,006
3.50% 10/1/52	19,307,517	17,375,257
4.50% 10/1/52	5,286,558	5,035,859
4.50% 11/1/52	9,400,000	8,943,329
Total Agency Mortgage-Backed Securities (Cost $40,948,577)		39,730,451
NON-AGENCY ASSET-BACKED SECURITIES–1.94%
AMSR Trust
Series 2022-SFR1 X2 4.39% 3/17/39	2,500,000	2,185,331
Series 2022-SFR3 D 4.00% 10/17/39	2,180,000	1,925,130
FirstKey Homes Trust
Series 2022-SFR1 E1 5.00% 5/17/39	2,500,000	2,246,913
Series 2022-SFR1 E2 5.00% 5/17/39	2,500,000	2,207,175
Series 2022-SFR2 D 4.50% 7/17/39	2,000,000	1,814,622
New Residential Mortgage Loan Trust Series 2022-SFR2 D 4.00% 9/4/39	2,210,000	1,917,007
Progress Residential Trust
Series 2019-SFR4 E 3.44% 10/17/36	810,893	766,597
Series 2021-SFR8 E1 2.38% 10/17/38	2,500,000	2,093,592
Series 2022-SFR3 E2 5.60% 4/17/39	968,000	880,059
Series 2022-SFR4 D 5.59% 5/17/41	2,500,000	2,325,487
Series 2022-SFR5 D 5.73% 6/17/39	2,500,000	2,355,756
Series 2022-SFR6 D 6.04% 7/20/39	2,150,000	2,054,847
Series 2022-SFR7 D 5.50% 10/27/27	1,615,000	1,516,559
Tricon Residential Trust
Series 2022-SFR1 E1 5.34% 4/17/39	1,500,000	1,381,168
Series 2022-SFR1 E2 5.74% 4/17/39	600,000	552,849
Series 2022-SFR2 D 6.23% 7/17/40	2,500,000	2,379,150
Total Non-Agency Asset-Backed Securities (Cost $30,175,649)		28,602,242
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.59%
ABN AMRO Mortgage Corp Series 2003-4 A4 5.50% 3/25/33		11,072	$ 10,662
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		32,688	30,973
•CSMC Trust Series 2022-NQM5 A1 5.17% 5/25/67		3,021,852	2,939,298
φHomeward Opportunities Fund Trust Series 2022-1 A1 5.08% 7/25/67		1,491,828	1,449,759
Pagaya AI Technology in Housing Trust Series 2022-1 D 4.25% 8/25/25		1,375,000	1,235,156
φSG Residential Mortgage Trust Series 2022-2 A1 5.35% 9/25/67		771,158	754,951
φVerus Securitization Trust Series 2022-7 A1 5.15% 7/25/67		2,241,750	2,176,479
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		47,028	44,346
Total Non-Agency Collateralized Mortgage Obligations (Cost $8,857,612)			8,641,624
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.13%
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	863,911
•Irvine Core Office Trust Series 2013-IRV A2 3.28% 5/15/48		798,000	786,256
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		303,655	302,479
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,052,540)			1,952,646
ΔSOVEREIGN BONDS–44.75%
Australia–0.89%
Australia Government Bonds
0.75% 11/21/27	AUD	4,881,000	3,375,867
2.50% 9/20/30	AUD	4,914,000	4,357,034
3.00% 9/20/25	AUD	6,040,000	5,470,657
			13,203,558
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–0.79%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	7,074,792	$ 6,308,322
4.25% 12/1/26	CAD	6,664,062	5,352,467
			11,660,789
Colombia–0.21%
Colombia Government International Bonds 3.13% 4/15/31		4,481,000	3,107,187
			3,107,187
Denmark–0.34%
Denmark I/L Government Bonds
0.10% 11/15/23	DKK	20,007,867	2,678,995
0.10% 11/15/30	DKK	17,734,233	2,271,847
			4,950,842
France–9.00%
French Republic Government Bonds O.A.T.
0.10% 3/1/25	EUR	10,783,499	10,724,781
0.10% 3/1/26	EUR	9,931,365	9,906,974
0.10% 3/1/28	EUR	11,198,777	10,977,118
0.10% 3/1/28	EUR	841,661	825,002
0.10% 3/1/29	EUR	8,340,594	8,108,642
0.10% 7/25/31	EUR	8,483,165	8,143,657
0.10% 3/1/32	EUR	3,854,445	3,701,863
0.25% 7/25/24	EUR	15,939,613	16,111,357
0.70% 7/25/30	EUR	15,131,456	15,397,558
1.85% 7/25/27	EUR	21,221,247	22,692,989
3.15% 7/25/32	EUR	11,979,929	14,782,067
3.40% 7/25/29	EUR	828,242	997,440
3.40% 7/25/29	EUR	8,855,274	10,664,279
			133,033,727
Germany–11.25%
Bundesschatzanweisungen 0.40% 9/13/24	EUR	99,930,000	95,409,804
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/26	EUR	50,895,689	50,855,785
0.50% 4/15/30	EUR	19,598,426	20,016,456
			166,282,045
Italy–4.43%
Italy Buoni Poliennali Del Tesoro
0.40% 5/15/30	EUR	11,702,484	9,979,195
0.65% 5/15/26	EUR	7,207,082	6,873,722
1.25% 9/15/32	EUR	12,784,150	11,295,116
1.30% 5/15/28	EUR	13,880,419	13,140,170
2.35% 9/15/24	EUR	11,648,909	11,938,250
3.10% 9/15/26	EUR	11,673,178	12,286,881
			65,513,334
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan–4.22%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	601,088,133	$ 4,406,512
0.01% 3/10/32	JPY	344,673,102	2,549,385
0.10% 3/10/24	JPY	569,999,600	4,048,639
0.10% 9/10/24	JPY	790,029,900	5,630,594
0.10% 3/10/25	JPY	1,429,980,100	10,226,141
0.10% 3/10/26	JPY	1,141,784,195	8,236,183
0.10% 3/10/27	JPY	1,101,212,652	8,053,849
0.10% 3/10/28	JPY	1,086,611,168	7,886,997
0.10% 3/10/29	JPY	1,098,650,953	7,997,159
0.20% 3/10/30	JPY	435,526,648	3,287,590
			62,323,049
Mexico–0.31%
Mexico Government International Bonds
4.75% 4/27/32		1,905,000	1,709,476
5.00% 4/27/51		3,825,000	2,937,781
			4,647,257
New Zealand–0.30%
New Zealand Government Bonds Inflation-Linked
2.00% 9/20/25	NZD	2,966,000	2,033,388
3.00% 9/20/30	NZD	3,447,000	2,434,483
			4,467,871
Spain–2.84%
Spain Government Bonds Inflation-Linked
0.15% 11/30/23	EUR	4,691,410	4,683,787
0.65% 11/30/27	EUR	12,385,080	12,249,256
1.00% 11/30/30	EUR	13,274,097	13,035,689
1.80% 11/30/24	EUR	11,548,679	12,002,745
			41,971,477
Sweden–0.95%
Sweden Bonds Inflation-Linked
0.13% 6/1/26	SEK	23,960,000	2,611,307
0.13% 12/1/27	SEK	18,110,000	1,944,983
0.13% 6/1/30	SEK	14,385,000	1,461,456
0.13% 6/1/32	SEK	16,940,000	1,860,633
1.00% 6/1/25	SEK	26,400,000	2,927,820
3.50% 12/1/28	SEK	20,910,000	3,292,381
			14,098,580
United Kingdom–9.22%
United Kingdom Inflation-Linked Gilt
0.13% 3/22/24	GBP	16,202,460	18,465,337
0.13% 3/22/26	GBP	13,424,055	15,050,537
0.13% 8/10/28	GBP	16,550,812	18,418,740
0.13% 3/22/29	GBP	16,776,277	18,586,756
0.13% 8/10/31	GBP	8,393,419	9,505,405
1.25% 11/22/27	GBP	18,812,587	22,167,410
2.50% 7/17/24	GBP	5,122,000	20,773,174

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
United Kingdom Inflation-Linked Gilt (continued)
4.13% 7/22/30	GBP	3,635,000	$ 13,304,284
			136,271,643
Total Sovereign Bonds (Cost $793,689,233)			661,531,359
SUPRANATIONAL BANK–0.13%
European Union 0.70% 7/6/51	EUR	3,450,000	1,916,469
Total Supranational Bank (Cost $2,383,178)			1,916,469
U.S. TREASURY OBLIGATIONS–58.53%
U.S. Treasury Inflation Indexed Bonds
1.75% 1/15/28		16,604,467	16,441,666
2.00% 1/15/26		22,421,093	22,350,151
2.38% 1/15/25		33,051,583	33,176,172
2.38% 1/15/27		18,185,253	18,459,452
2.50% 1/15/29		14,664,827	15,174,515
3.38% 4/15/32		6,282,752	7,162,031
3.63% 4/15/28		23,088,121	25,091,421
3.88% 4/15/29		26,388,530	29,552,319
U.S. Treasury Inflation Indexed Notes
0.13% 7/15/24		761,115	734,894
0.13% 10/15/24		603,934	580,438
0.13% 4/15/25		30,624,271	29,047,899
0.13% 10/15/25		9,220,499	8,710,130
0.13% 4/15/26		33,823,567	31,586,389
0.13% 7/15/26		34,197,220	31,969,503
0.13% 10/15/26		12,072,995	11,246,042
×0.13% 4/15/27		95,089,914	87,673,396
0.13% 1/15/30		35,507,183	31,390,569
0.13% 7/15/30		37,227,824	32,776,118
0.13% 1/15/31		37,038,471	32,356,215
0.13% 7/15/31		30,942,070	26,978,524
0.13% 1/15/32		17,503,879	15,131,966
0.13% 2/15/52		1,346,352	850,902
0.25% 1/15/25		763,019	731,365
×0.25% 7/15/29		34,620,673	31,216,757
0.38% 7/15/25		38,466,521	36,758,818
0.38% 1/15/27		35,442,731	33,107,111
0.38% 7/15/27		33,578,738	31,328,241
0.50% 4/15/24		28,413,180	27,608,880
×0.50% 1/15/28		35,016,526	32,497,319
0.63% 4/15/23		5,963,900	5,874,441
0.63% 1/15/24		39,077,153	38,159,248
0.63% 1/15/26		39,722,474	37,914,792
0.63% 7/15/32		23,214,600	21,062,715
0.75% 7/15/28		32,505,721	30,545,537
0.88% 1/15/29		31,859,055	29,958,712
Total U.S. Treasury Obligations (Cost $942,992,582)			865,204,648

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	1,648,062	$ 1,648,062
Total Money Market Fund (Cost $1,648,062)		1,648,062

Number of Contracts
OPTIONS PURCHASED–0.28%
OVER-THE-COUNTER–0.27%
Put Options–0.00%
EUR vs NOK Strike price NOK9.650, expiration date 11/16/22, notional amount NOK185,144,900 MSC	19,186,000	1,880

	Notional Amount
Call Swaptions–0.06%
10 yr Constant Maturity Swap Receive 2.87%, expiration date 8/30/23, notional amount $46,042,000 JPMC	46,042,000	839,092
Put Swaptions–0.21%
10 yr Constant Maturity Swap Receive 2.87%, expiration date 8/30/23, notional amount $46,042,000 JPMC	46,042,000	3,132,442
		3,973,414

Number of Contracts
CENTRALLY CLEARED–0.01%

Call Options–0.01%
U.S. Treasury Long Bonds Strike price $128.000, expiration date 10/21/22, notional amount $18,048,000	141	185,063
Total Options Purchased (Cost $3,770,291)		4,158,477

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–109.15% (Cost $1,826,517,724)	$1,613,385,978

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(1.07)%
OVER-THE-COUNTER–(1.07)%
Call Swaptions–(0.11)%
1 yr Constant Maturity Swap Receive 2.06%, expiration date 3/15/23, notional amount $(21,367,500) MSC	(21,367,500)	$ (41,951)
1 yr Constant Maturity Swap Receive 2.67%, expiration date 5/22/23, notional amount $(12,097,000) JPMC	(12,097,000)	(117,074)
1 yr Constant Maturity Swap Receive 2.84%, expiration date 6/7/23, notional amount $(25,530,000) MSC	(25,530,000)	(343,734)
1 yr Constant Maturity Swap Receive 3.10%, expiration date 6/15/23, notional amount $(12,172,000) GSI	(12,172,000)	(248,700)
10 yr Constant Maturity Swap Receive 2.46%, expiration date 8/8/23, notional amount $(36,800,000) MSC	(36,800,000)	(350,874)
10 yr Constant Maturity Swap Receive 2.68%, expiration date 8/21/23, notional amount $(16,993,000) JPMC	(16,993,000)	(231,178)
10 yr Constant Maturity Swap Receive 2.75%, expiration date 7/19/23, notional amount $(5,850,000) DB	(5,850,000)	(79,846)
10 yr Constant Maturity Swap Receive 2.44%, expiration date 8/10/23, notional amount $(15,296,000) DB	(15,296,000)	(141,675)
		(1,555,032)
Put Swaptions–(0.96)%
1 yr Constant Maturity Swap Receive 2.06%, expiration date 3/15/23, notional amount $(21,367,500) MSC	(21,367,500)	(2,650,823)
1 yr Constant Maturity Swap Receive 2.67%, expiration date 5/22/23, notional amount $(12,097,000) JPMC	(12,097,000)	(954,512)
1 yr Constant Maturity Swap Receive 2.84%, expiration date 6/7/23, notional amount $(25,530,000) MSC	(25,530,000)	(1,753,982)
1 yr Constant Maturity Swap Receive 3.10%, expiration date 6/15/23, notional amount $(12,172,000) GSI	(12,172,000)	(657,200)
10 yr Constant Maturity Swap Receive 2.46%, expiration date 8/8/23, notional amount $(36,800,000) MSC	(36,800,000)	(3,430,211)
10 yr Constant Maturity Swap Receive 2.68%, expiration date 8/21/23, notional amount $(16,993,000) JPMC	(16,993,000)	(1,348,132)
10 yr Constant Maturity Swap Receive 3.50%, expiration date 8/25/27, notional amount EUR(32,500,000) GSI	(32,500,000)	(1,247,517)
10 yr Constant Maturity Swap Receive 2.75%, expiration date 7/19/23, notional amount $(5,850,000) DB	(5,850,000)	(437,070)
10 yr Constant Maturity Swap Receive 2.44%, expiration date 8/10/23, notional amount $(15,296,000) DB	(15,296,000)	(1,450,401)
10 yr Constant Maturity Swap Receive 2.90%, expiration date 12/2/22, notional amount EUR(3,585,000) DB	(3,585,000)	(115,101)
10 yr Constant Maturity Swap Receive 3.25%, expiration date 3/22/23, notional amount EUR(3,585,000) DB	(3,585,000)	(120,138)
		(14,165,087)

Number of Contracts
Put Options–(0.00)%
EUR vs NOK Strike price NOK9.350, expiration date 11/16/22, notional amount NOK(179,389,100) MSC	(19,186,000)	(19)
CENTRALLY CLEARED–(0.00)%

Call Options–(0.00)%
U.S. Treasury Long Bonds Strike price $134.000, expiration date 10/21/22, notional amount $(18,894,000)	(141)	(28,641)
Total Options Written (Premiums received $(11,131,842))		(15,748,779)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(8.08%)	(119,473,607)
NET ASSETS APPLICABLE TO 153,358,411 SHARES OUTSTANDING –100.00%	$1,478,163,592

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2022.
Δ Securities have been classified by country of origin.
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
× Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	JPY	(135,222,615)	USD	936,878	11/4/22	$—	$(549)
BMO	EUR	(53,000)	USD	53,189	12/21/22	899	—
CBA	EUR	375,000	USD	(368,104)	11/3/22	279	—
CBA	JPY	52,445,000	USD	(365,994)	10/4/22	—	(3,498)
CITI	GBP	(128,989,000)	USD	151,194,392	10/4/22	7,159,422	—
CITI	GBP	128,661,000	USD	(142,530,656)	10/4/22	1,138,054	—
CITI	GBP	(128,661,000)	USD	142,610,426	11/3/22	—	(1,144,047)
DB	EUR	(7,124,000)	USD	7,131,608	12/21/22	103,132	—
DB	NOK	72,088,080	USD	(7,131,608)	12/21/22	—	(497,265)
DB	SEK	(161,409,000)	USD	15,195,955	10/4/22	649,019	—
DB	SEK	163,134,000	USD	(14,608,931)	10/4/22	93,470	—
DB	SEK	(163,134,000)	USD	14,628,238	11/3/22	—	(94,385)
GSI	DKK	1,928,000	USD	(254,734)	11/3/22	12	—
GSI	EUR	5,020,783	USD	(5,059,368)	10/4/22	—	(137,412)
GSI	GBP	918,011	USD	(1,068,859)	10/4/22	—	(43,767)
HSBC	CAD	(16,985,000)	USD	13,045,182	10/4/22	749,321	—
HSBC	CAD	16,971,000	USD	(12,389,558)	10/4/22	—	(103,832)
HSBC	CAD	(16,971,000)	USD	12,388,233	11/3/22	103,366	—
IBC	AUD	627,000	USD	(406,139)	10/5/22	—	(5,060)
IBC	AUD	(627,000)	USD	406,259	11/3/22	5,027	—
JPMC	CAD	670,634	USD	(488,026)	11/3/22	—	(2,571)
JPMC	EUR	2,320,000	USD	(2,327,630)	10/4/22	—	(53,296)
JPMC	EUR	3,622,000	USD	(3,481,106)	12/21/22	92,328	—
JPMC	GBP	275,000	USD	(294,863)	10/4/22	12,215	—
JPMC	GBP	535,000	USD	(619,641)	10/4/22	—	(22,235)
JPMC	GBP	9,329,364	USD	(10,421,618)	11/3/22	2,192	—
JPMC	NOK	(37,928,497)	USD	3,481,106	12/21/22	—	(9,495)
MSC	DKK	(40,089,000)	USD	5,419,087	10/4/22	133,368	—
MSC	DKK	40,089,000	USD	(5,285,389)	10/4/22	332	—
MSC	DKK	(40,089,000)	USD	5,296,373	11/3/22	—	(581)
MSC	EUR	(342,055,663)	USD	343,833,937	10/4/22	8,511,184	—
MSC	EUR	2,271,000	USD	(2,270,396)	10/4/22	—	(44,097)
MSC	EUR	541,003,326	USD	(529,799,180)	10/4/22	555,216	—
MSC	EUR	(142,443,663)	USD	139,544,934	10/4/22	—	(94,915)
MSC	EUR	(398,559,663)	USD	391,049,941	11/3/22	—	(476,414)
MSC	EUR	(4,426,200)	USD	4,445,079	12/21/22	78,229	—
MSC	GBP	(1,373,000)	USD	1,597,013	10/4/22	63,859	—
MSC	GBP	(3,462,000)	USD	3,864,975	11/3/22	—	(3,159)
MSC	JPY	(291,109,000)	USD	2,104,521	10/4/22	92,396	—
RBC	EUR	375,000	USD	(368,531)	11/3/22	—	(148)
RBC	GBP	(20,000)	USD	23,234	10/4/22	901	—
RBS	EUR	(66,116,000)	USD	63,623,691	10/4/22	—	(1,190,903)
RBS	GBP	(51,000)	USD	59,304	10/4/22	2,355	—
RBS	SEK	(7,608,000)	USD	686,652	11/3/22	40	—
SCB	AUD	(20,866,000)	USD	14,430,855	10/4/22	1,083,417	—
SCB	AUD	20,769,000	USD	(13,489,465)	10/4/22	—	(204,077)
SCB	AUD	(20,769,000)	USD	13,493,204	11/3/22	202,658	—
TDB	AUD	782,850	USD	(503,489)	11/3/22	—	(2,526)
TDB	EUR	14,478,455	USD	(14,213,181)	11/3/22	9,776	—
TDB	JPY	(283,554,000)	USD	1,958,600	10/5/22	—	(1,484)
TDB	JPY	283,554,000	USD	(1,964,046)	11/4/22	1,684	—
TDB	SEK	(1,725,000)	USD	161,890	10/4/22	6,425	—
TDB	SEK	7,057,247	USD	(636,773)	11/3/22	134	—
UBS	EUR	(28,611,000)	USD	28,111,852	11/3/22	5,745	—
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	JPY	(8,962,669,000)	USD	64,954,455	10/4/22	$3,005,106	$—
UBS	JPY	9,172,373,000	USD	(63,497,459)	10/4/22	—	(98,650)
UBS	JPY	(9,172,373,000)	USD	63,680,186	11/4/22	92,972	—
UBS	NZD	(9,378,000)	USD	5,780,290	10/4/22	531,763	—
UBS	NZD	9,325,000	USD	(5,331,009)	10/4/22	—	(112,145)
UBS	NZD	(9,325,000)	USD	5,331,317	11/3/22	112,056	—
WBC	NZD	1,044,000	USD	(593,615)	11/3/22	—	(9,282)
Total Foreign Currency Exchange Contracts						$24,598,352	$(4,355,793)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(3)	3 Month SOFR	$(717,787)	$(717,970)	3/14/23	$183	$—
(3)	3 Month SOFR	(716,850)	(715,001)	6/20/23	—	(1,849)
(3)	3 Month SOFR	(717,600)	(718,597)	12/19/23	997	—
(3)	3 Month SOFR	(718,275)	(720,057)	3/19/24	1,782	—
(3)	3 Month SOFR	(719,475)	(721,756)	6/18/24	2,281	—
93	3 Month SONIA	24,661,797	25,031,829	3/14/23	—	(370,032)
14	3 Month SONIA	3,681,265	3,715,866	12/19/23	—	(34,601)
(214)	Euro-BOBL	(25,115,254)	(25,719,117)	12/8/22	603,863	—
(204)	Euro-Bund	(27,688,336)	(28,506,727)	12/8/22	818,391	—
(15)	Euro-Buxl	(2,155,718)	(2,345,934)	12/8/22	190,216	—
(907)	Euro-Schatz	(95,259,552)	(94,929,924)	12/8/22	—	(329,628)
(4)	Japan 10 yr Bonds (OSE)	(4,098,666)	(4,106,491)	12/13/22	7,825	—
(36)	U.S. Treasury 10 yr Notes	(4,034,250)	(4,079,201)	12/20/22	44,951	—
163	U.S. Treasury 10 yr Ultra Notes	19,312,953	19,550,376	12/20/22	—	(237,423)
702	U.S. Treasury 2 yr Notes	144,184,219	144,211,154	12/30/22	—	(26,935)
(284)	U.S. Treasury 5 yr Notes	(30,532,219)	(30,947,858)	12/30/22	415,639	—
(79)	U.S. Treasury Long Bonds	(9,986,094)	(10,724,118)	12/20/22	738,024	—
(8)	U.S. Treasury Ultra Bonds	(1,096,000)	(1,134,369)	12/20/22	38,369	—
Total Futures Contracts					$2,862,521	$(1,000,468)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BNP-collateralized U.S. Treasury Inflation Indexed Bonds 0.125% 01/15/25; market value $45,833,783	2.30%	9/30/22	10/3/22	$(45,825,000)	$(45,833,898)
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	22,700,000	2.90%	10/28/31	$195,837	$195,837
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	2,530,000	3.07%	11/2/26	70,797	70,797
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	12,055,000	3.17%	11/12/26	273,752	273,752
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	9,300,000	3.00%	1/5/27	195,662	195,662
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	15,550,000	(2.69%)	2/18/32	(187,445)	(187,445)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 5,700,000	(3.21%)	3/31/27	(92,430)	(92,430)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,140,000	(3.31%)	3/15/27	(13,148)	(13,148)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	8,200,000	3.42%	4/14/27	(116,909)	(116,909)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	21,100,000	3.02%	4/19/32	(572,801)	(572,801)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 6,840,000	(3.28%)	4/15/27	(398)	(398)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,200,000	(3.35%)	4/15/27	3,880	3,880
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 2,339,000	(3.25%)	4/29/27	(3,482)	(3,482)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 4,612,800	(3.22%)	4/28/27	(15,053)	(15,053)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 4,800,000	(3.39%)	4/15/27	24,685	24,685
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	535,000	2.47%	7/21/52	(27,189)	(27,189)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	535,000	2.43%	8/17/52	(24,618)	(24,618)
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 425,000	2.60%	8/15/52	(20,702)	(20,702)
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:(continued)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 845,000	(2.43%)	7/15/52	$(8,447)	$(8,447)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 845,000	(2.44%)	8/15/52	(1,549)	(1,549)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,135,000	2.49%	9/20/52	(73,721)	(73,721)
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 3,065,000	3.08%	9/15/27	(70,456)	(70,456)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	63,000,000	2.79%	9/28/24	(316,183)	(316,183)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	44,000,000	2.65%	10/3/24	(101,920)	(101,920)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 885,000	(2.52%)	9/15/52	25,995	25,995
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 3,065,000	(2.67%)	9/15/32	87,333	87,333
Total Inflation Swap Contracts				$(768,510)	$(768,510)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-(Annual)	6,733,000	2.58%	(3.04%)[3]	4/13/32	$500,592	$102	$500,490	$—
10 yr IRS-(Annual)	6,687,000	2.61%	(3.04%)[3]	4/19/32	481,049	102	480,947	—
10 yr IRS-(Annual)	4,793,000	2.64%	(3.04%)[3]	4/20/32	332,819	73	332,746	—
10 yr IRS-(Annual)	1,931,000	2.74%	(3.04%)[3]	5/3/32	120,274	29	120,245	—
10 yr IRS-(Annual)	7,700,000	2.73%	(3.04%)[3]	5/5/32	489,264	118	489,146	—
10 yr IRS-(Annual)	7,597,143	(2.67%)	3.04%[3]	5/16/32	(524,819)	116	—	(524,935)
10 yr IRS-(Annual)	8,103,000	(2.54%)	3.04%[3]	5/27/32	(652,079)	125	—	(652,203)
10 yr IRS-(Annual)	5,678,000	2.34%	(3.04%)[3]	4/7/32	535,407	86	535,321	—
10 yr IRS-(Annual)	7,582,000	2.44%	(3.04%)[3]	4/8/32	653,218	115	653,103	—
10 yr IRS-(Annual)	5,689,000	2.44%	(3.04%)[3]	4/11/32	490,305	86	490,219	—
10 yr IRS-(Annual)	5,756,000	2.68%	(3.04%)[3]	4/21/32	383,710	88	383,622	—
10 yr IRS-(Annual)	6,856,000	2.75%	(3.04%)[3]	4/21/32	417,253	104	417,149	—
10 yr IRS-(Annual)	9,645,500	2.87%	(3.04%)[3]	5/9/32	503,682	147	503,535	—
10 yr IRS-(Annual)	6,337,089	2.73%	(3.04%)[3]	6/3/32	413,254	98	413,156	—
10 yr IRS-(Annual)	8,163,029	2.86%	(3.04%)[3]	6/8/32	444,802	126	444,676	—
10 yr IRS-(Annual)	7,304,000	2.79%	(3.04%)[3]	6/9/32	442,436	113	442,323	—
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:(continued)
10 yr IRS-(Annual)	9,137,000	2.85%	(3.04%)[3]	6/13/32	$511,711	$141	$511,570	$—
10 yr IRS-(Annual)	6,387,000	2.96%	(3.04%)[3]	6/14/32	299,749	99	299,650	—
10 yr IRS-(Annual)	6,387,000	2.96%	(3.04%)[3]	6/14/32	296,793	99	296,694	—
10 yr IRS-(Annual)	5,414,000	3.17%	(3.04%)[3]	6/15/32	157,647	84	157,563	—
10 yr IRS-(Annual)	18,150,000	3.09%	(3.04%)[3]	6/17/32	652,412	280	652,132	—
10 yr IRS-(Annual)	11,552,000	(2.53%)	3.04%[3]	4/28/32	(920,304)	176	—	(920,480)
10 yr IRS-(Annual)	15,000,000	(2.78%)	3.04%[3]	6/9/32	(921,245)	231	—	(921,476)
10 yr IRS-(Annual)	9,081,000	(3.00%)	3.04%[3]	6/21/32	(399,282)	141	—	(399,423)
10 yr IRS-(Annual)	8,871,000	(2.78%)	3.04%[3]	7/5/32	(556,582)	135	—	(556,717)
10 yr IRS-(Annual)	7,392,500	(2.83%)	3.04%[3]	7/5/32	(434,324)	112	—	(434,436)
10 yr IRS-(Annual)	5,371,000	3.08%	(3.04%)[3]	9/9/32	214,951	83	214,868	—
10 yr IRS-(Annual)	8,568,625	3.47%	(3.04%)[3]	9/30/32	66,787	134	66,653	—
10 yr IRS-(Annual)	12,852,900	3.56%	(3.04%)[3]	10/3/32	5,198	200	4,998	—
10 yr IRS-(Annual)	6,187,000	(3.48%)	3.04%[3]	10/4/32	97	97	—	—
10 yr IRS-(Annual)	9,569,000	2.23%	(3.04%)[3]	3/24/32	982,818	146	982,672	—
10 yr IRS-(Annual)	7,690,000	2.29%	(3.04%)[3]	3/29/32	749,009	118	748,891	—
9 yr IRS-(Annual/Semiannual)	EUR 25,196,500	(1.65%)	1.00%[4]	8/15/31	(2,629,954)	(793,218)	—	(1,836,736)
9 yr IRS-(Annual/Semiannual)	EUR 10,289,000	(2.53%)	1.00%[4]	8/15/31	(419,135)	158	—	(419,293)
10 yr IRS-(Annual)	5,298,257	2.90%	(3.04%)[3]	7/12/32	281,063	81	280,982	—
10 yr IRS-(Annual)	8,861,000	2.76%	(3.04%)[3]	8/23/32	589,822	137	589,685	—
10 yr IRS-(Annual)	8,911,623	2.93%	(3.04%)[3]	9/1/32	468,465	138	468,327	—
10 yr IRS-(Annual)	9,027,000	2.93%	(3.04%)[3]	9/2/32	468,336	140	468,196	—
10 yr IRS-(Annual)	9,027,000	2.99%	(3.04%)[3]	9/2/32	426,820	140	426,680	—
10 yr IRS-(Annual)	7,141,600	(2.71%)	3.04%[3]	7/6/32	(492,693)	109	—	(492,802)
10 yr IRS-(Annual)	6,160,826	(2.62%)	3.04%[3]	7/7/32	(471,074)	94	—	(471,168)
10 yr IRS-(Annual)	4,466,500	(2.68%)	3.04%[3]	7/8/32	(317,898)	68	—	(317,966)
10 yr IRS-(Annual)	8,861,000	(2.60%)	3.04%[3]	7/26/32	(701,293)	(122)	—	(701,171)
10 yr IRS-(Annual)	20,433,000	(2.54%)	3.04%[3]	8/10/32	(1,721,894)	314	—	(1,722,208)
10 yr IRS-(Annual)	46,508,000	(2.93%)	3.04%[3]	9/1/32	(2,425,404)	719	—	(2,426,123)
Total IRS Contracts						$(787,338)	$12,376,239	$(12,797,137)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[4] Rate resets based on EURIBOR06M.

Summary of Abbreviations:
AUD–Australian Dollar
BB-UBS–Barclays Bank United Bank of Switzerland
BCLY–Barclays Bank
BMO–Bank of Montreal
BNP–BNP Paribas
BOBL–Bundesobligationen
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CITI–Citigroup Global Markets
CPI–Consumer Price Index
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
DKK–Danish Krone
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IBC–Imperial Bank of Canada
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
RBC–Royal Bank of Canada
RBS–Royal Bank of Scotland
S.F.–Single Family
SCB–Standard Chartered Bank
SEK–Swedish Krona
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA–Sterling Overnight Index Average
TBA–To be announced
TDB–Toronto-Dominion Bank
USD–United States Dollar
WBC–Westpac Banking Corporation
yr–Year
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$39,730,451	$—	$39,730,451
Non-Agency Asset-Backed Securities	—	28,602,242	—	28,602,242
Non-Agency Collateralized Mortgage Obligations	—	8,641,624	—	8,641,624
Non-Agency Commercial Mortgage-Backed Securities	—	1,952,646	—	1,952,646
Sovereign Bonds	—	661,531,359	—	661,531,359
Supranational Bank	—	1,916,469	—	1,916,469
U.S. Treasury Obligations	—	865,204,648	—	865,204,648
Options Purchased	185,063	3,973,414	—	4,158,477
Money Market Fund	1,648,062	—	—	1,648,062
Total Investments	$1,833,125	$1,611,552,853	$—	$1,613,385,978
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$24,598,352	$—	$24,598,352
Futures Contracts	$2,862,521	$—	$—	$2,862,521
Swap Contracts	$—	$13,254,180	$—	$13,254,180
Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,355,793)	$—	$(4,355,793)
Futures Contracts	$(1,000,468)	$—	$—	$(1,000,468)
Reverse Repurchase Agreement	$—	$(45,825,000)	$—	$(45,825,000)
Swap Contracts	$—	$(14,443,588)	$—	$(14,443,588)
Options Written	$—	$(15,748,779)	$—	$(15,748,779)
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Inflation Protected Bond Fund–12